Quarterly Holdings Report
for

Fidelity® Small Cap Growth K6 Fund

October 31, 2019

SCPK6-QTLY-1219
1.9884008.102

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.4%
Iridium Communications, Inc. (a)	116,169	$2,842,655
Entertainment - 0.6%
Gaia, Inc. Class A (a)(b)	254,031	1,760,435
World Wrestling Entertainment, Inc. Class A (b)	59,815	3,352,033
		5,112,468
Interactive Media & Services - 1.9%
CarGurus, Inc. Class A (a)(b)	371,357	12,473,882
Eventbrite, Inc. (a)	154,700	2,781,506
		15,255,388
Media - 2.0%
Cardlytics, Inc. (a)	338,449	14,184,398
Gray Television, Inc. (a)	140,058	2,298,352
		16,482,750

TOTAL COMMUNICATION SERVICES		39,693,261

CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.5%
Fox Factory Holding Corp. (a)	63,700	3,881,878
Diversified Consumer Services - 4.9%
Afya Ltd.	172,200	4,649,400
Arco Platform Ltd. Class A (a)	206,184	8,556,636
Bright Horizons Family Solutions, Inc. (a)	29,985	4,453,372
Grand Canyon Education, Inc. (a)	101,575	9,340,837
Laureate Education, Inc. Class A (a)	424,159	6,555,377
OneSpaWorld Holdings Ltd. (a)(b)	154,373	2,400,500
ServiceMaster Global Holdings, Inc. (a)	13,222	533,904
Strategic Education, Inc.	23,417	2,880,994
		39,371,020
Hotels, Restaurants & Leisure - 2.3%
Churchill Downs, Inc.	85,357	11,095,556
Planet Fitness, Inc. (a)	77,444	4,930,085
SeaWorld Entertainment, Inc. (a)(b)	81,858	2,162,688
		18,188,329
Household Durables - 1.9%
Helen of Troy Ltd. (a)	69,427	10,397,388
Skyline Champion Corp. (a)	187,072	5,281,043
		15,678,431
Internet & Direct Marketing Retail - 0.4%
Revolve Group, Inc. (b)	153,143	3,179,249
The RealReal, Inc.	5,517	127,498
		3,306,747
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	69,091	4,413,533
Specialty Retail - 2.2%
Aaron's, Inc. Class A	117,100	8,774,303
Five Below, Inc. (a)	29,469	3,686,867
The Children's Place Retail Stores, Inc. (b)	63,614	5,210,623
		17,671,793
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	35,049	5,358,992
Steven Madden Ltd.	50,100	2,063,118
		7,422,110

TOTAL CONSUMER DISCRETIONARY		109,933,841

CONSUMER STAPLES - 4.2%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	4,500	1,685,070
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	276,202	7,374,593
Grocery Outlet Holding Corp.	89,798	2,864,556
Performance Food Group Co. (a)	183,953	7,838,237
		18,077,386
Food Products - 1.4%
Freshpet, Inc. (a)	52,100	2,722,746
Nomad Foods Ltd. (a)	165,377	3,226,505
Post Holdings, Inc. (a)	52,066	5,357,591
		11,306,842
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	159,600	2,788,212

TOTAL CONSUMER STAPLES		33,857,510

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Encana Corp. (Toronto)	393,100	1,540,047
Kosmos Energy Ltd.	299,660	1,857,892
PDC Energy, Inc. (a)	111,893	2,232,265
		5,630,204
FINANCIALS - 8.8%
Banks - 1.4%
First Citizens Bancshares, Inc.	15,700	7,723,144
Popular, Inc.	57,477	3,130,197
		10,853,341
Capital Markets - 2.7%
Apollo Global Management LLC Class A	79,258	3,262,259
Hamilton Lane, Inc. Class A	47,763	2,847,630
LPL Financial	80,662	6,520,716
Morningstar, Inc.	56,658	9,169,531
		21,800,136
Consumer Finance - 0.8%
First Cash Financial Services, Inc.	77,275	6,521,237
Diversified Financial Services - 1.2%
Cannae Holdings, Inc. (a)	154,779	4,519,547
StepStone Group Holdings LLC (c)(d)(e)	6,434	5,147,200
		9,666,747
Insurance - 1.6%
BRP Group, Inc. (a)(b)	46,973	760,963
eHealth, Inc. (a)	35,342	2,440,012
Enstar Group Ltd. (a)	15,817	3,177,635
Primerica, Inc.	54,037	6,818,389
		13,196,999
Thrifts & Mortgage Finance - 1.1%
Essent Group Ltd.	127,234	6,627,619
LendingTree, Inc. (a)	6,669	2,399,840
		9,027,459

TOTAL FINANCIALS		71,065,919

HEALTH CARE - 24.1%
Biotechnology - 8.5%
Acceleron Pharma, Inc. (a)	97,317	4,366,614
Allakos, Inc. (a)(b)	52,865	3,626,539
AnaptysBio, Inc. (a)	35,705	1,346,793
Arena Pharmaceuticals, Inc. (a)	57,567	2,804,376
Argenx SE ADR (a)	41,692	5,105,602
Ascendis Pharma A/S sponsored ADR (a)	66,580	7,362,416
Audentes Therapeutics, Inc. (a)	73,036	1,964,668
Blueprint Medicines Corp. (a)	79,782	5,492,193
Deciphera Pharmaceuticals, Inc. (a)	2,700	119,718
FibroGen, Inc. (a)	121,403	4,752,927
G1 Therapeutics, Inc. (a)	93,789	1,990,203
Global Blood Therapeutics, Inc. (a)	103,209	4,948,872
Gritstone Oncology, Inc. (a)	111,930	907,752
Heron Therapeutics, Inc. (a)	124,355	2,642,544
Iovance Biotherapeutics, Inc. (a)	123,806	2,616,021
Kura Oncology, Inc. (a)	98,201	1,471,051
Mirati Therapeutics, Inc. (a)	10,191	959,788
Morphic Holding, Inc. (b)	69,723	976,122
Morphosys AG (a)	24,385	2,655,747
Neurocrine Biosciences, Inc. (a)	36,360	3,617,456
Sarepta Therapeutics, Inc. (a)	46,441	3,857,389
The Medicines Company (a)	55,055	2,889,837
Turning Point Therapeutics, Inc.	54,121	2,076,082
		68,550,710
Health Care Equipment & Supplies - 7.5%
Axonics Modulation Technologies, Inc. (a)(b)	59,791	1,478,034
Cerus Corp. (a)	117,047	509,154
CONMED Corp.	52,521	5,778,360
Haemonetics Corp. (a)	42,494	5,130,301
Hill-Rom Holdings, Inc.	66,630	6,975,495
Insulet Corp. (a)	115,270	16,751,036
Integer Holdings Corp. (a)	58,185	4,505,846
Masimo Corp. (a)	53,604	7,814,927
Novocure Ltd. (a)	78,392	5,616,003
Tandem Diabetes Care, Inc. (a)	53,500	3,294,530
TransMedics Group, Inc. (b)	153,409	2,752,157
		60,605,843
Health Care Providers & Services - 2.6%
Chemed Corp.	12,500	4,923,875
LHC Group, Inc. (a)	57,765	6,410,182
Molina Healthcare, Inc. (a)	50,794	5,975,406
Progyny, Inc. (a)	216,800	3,562,024
		20,871,487
Health Care Technology - 2.7%
Health Catalyst, Inc. (b)	74,132	2,384,085
HMS Holdings Corp. (a)	194,338	6,352,909
Inovalon Holdings, Inc. Class A (a)	335,010	5,236,206
Phreesia, Inc. (b)	187,727	5,562,351
Teladoc Health, Inc. (a)	33,100	2,535,460
		22,071,011
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	11,100	643,800
Bruker Corp.	73,100	3,252,950
ICON PLC (a)	53,850	7,910,565
Quanterix Corp. (a)	82,202	1,713,912
		13,521,227
Pharmaceuticals - 1.1%
Horizon Pharma PLC (a)	200,497	5,796,368
Theravance Biopharma, Inc. (a)	43,409	699,753
Xeris Pharmaceuticals, Inc. (a)	69,126	565,451
Zogenix, Inc. (a)	53,708	2,398,062
		9,459,634

TOTAL HEALTH CARE		195,079,912

INDUSTRIALS - 16.3%
Aerospace & Defense - 2.2%
HEICO Corp. Class A	33,693	3,209,932
Moog, Inc. Class A	72,645	6,081,113
Teledyne Technologies, Inc. (a)	26,794	8,831,302
		18,122,347
Airlines - 0.8%
SkyWest, Inc.	101,920	6,069,336
Building Products - 0.6%
Armstrong World Industries, Inc.	54,937	5,138,258
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	42,790	3,536,166
Construction & Engineering - 2.6%
Argan, Inc.	63,983	2,421,757
Dycom Industries, Inc. (a)	97,607	4,449,903
Jacobs Engineering Group, Inc.	49,583	4,639,977
MasTec, Inc. (a)	147,605	9,290,259
		20,801,896
Electrical Equipment - 2.5%
Atkore International Group, Inc. (a)	102,380	3,552,586
Generac Holdings, Inc. (a)	168,227	16,247,364
		19,799,950
Machinery - 3.9%
Allison Transmission Holdings, Inc.	123,448	5,383,567
ITT, Inc.	107,050	6,364,123
Luxfer Holdings PLC sponsored	155,086	2,614,750
Rational AG	5,600	4,262,677
Toro Co.	44,587	3,438,995
Woodward, Inc.	91,250	9,732,725
		31,796,837
Marine - 0.3%
SITC International Holdings Co. Ltd.	2,260,000	2,488,483
Professional Services - 2.6%
Asgn, Inc. (a)	50,218	3,193,363
Exponent, Inc.	80,357	5,105,080
FTI Consulting, Inc. (a)	94,166	10,251,852
Insperity, Inc.	24,164	2,552,443
		21,102,738
Road & Rail - 0.4%
Genesee & Wyoming, Inc. Class A (a)	29,268	3,249,626

TOTAL INDUSTRIALS		132,105,637

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.2%
ViaSat, Inc. (a)	27,988	1,926,694
Electronic Equipment & Components - 1.3%
Itron, Inc. (a)	70,600	5,383,956
SYNNEX Corp.	43,642	5,138,409
		10,522,365
IT Services - 7.9%
Black Knight, Inc. (a)	86,616	5,560,747
Booz Allen Hamilton Holding Corp. Class A	71,292	5,016,818
CACI International, Inc. Class A (a)	28,100	6,287,375
EPAM Systems, Inc. (a)	21,616	3,803,551
Euronet Worldwide, Inc. (a)	17,851	2,500,390
Genpact Ltd.	145,500	5,699,235
International Money Express, Inc. (a)	58,800	900,816
InterXion Holding NV (a)	41,002	3,617,196
KBR, Inc.	201,322	5,669,228
Maximus, Inc.	74,600	5,724,804
MongoDB, Inc. Class A (a)(b)	36,279	4,635,368
Verra Mobility Corp. (a)(b)	1,009,215	14,482,235
		63,897,763
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	85,222	5,036,620
Cabot Microelectronics Corp.	29,600	4,473,152
Cirrus Logic, Inc. (a)	120,000	8,155,200
Entegris, Inc.	70,236	3,371,328
		21,036,300
Software - 6.4%
Alteryx, Inc. Class A (a)	33,408	3,056,832
Ceridian HCM Holding, Inc. (a)	108,200	5,220,650
DocuSign, Inc. (a)	72,918	4,826,442
Elastic NV	59,381	4,276,026
Everbridge, Inc. (a)(b)	77,703	5,401,136
HubSpot, Inc. (a)	31,346	4,861,765
Lightspeed POS, Inc. (a)	107,657	2,808,515
LivePerson, Inc. (a)	147,499	6,054,834
Pluralsight, Inc. (a)	134,036	2,423,371
PROS Holdings, Inc. (a)	83,807	4,294,271
ShotSpotter, Inc. (a)(b)	42,481	858,116
SurveyMonkey (a)	199,577	3,672,217
Workiva, Inc. (a)	95,326	3,972,234
		51,726,409

TOTAL INFORMATION TECHNOLOGY		149,109,531

MATERIALS - 2.0%
Chemicals - 0.6%
Olin Corp.	151,187	2,772,770
Orion Engineered Carbons SA	119,859	1,984,865
		4,757,635
Containers & Packaging - 1.4%
Aptargroup, Inc.	43,391	5,126,647
Avery Dennison Corp.	18,712	2,392,516
Crown Holdings, Inc. (a)	46,700	3,401,628
		10,920,791
Paper & Forest Products - 0.0%
Quintis Ltd. (a)(e)	928,453	6

TOTAL MATERIALS		15,678,432

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Americold Realty Trust	202,276	8,109,245
Essential Properties Realty Trust, Inc.	178,300	4,575,178
Store Capital Corp.	116,829	4,731,575
Terreno Realty Corp.	107,621	6,070,901
		23,486,899
TOTAL COMMON STOCKS
(Cost $676,215,166)		775,641,146

Convertible Preferred Stocks - 1.2%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
REVOLUTION Medicines, Inc. Series C (d)(e)	381,611	786,119
INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Convoy, Inc. Series D (d)(e)	192,936	2,612,353
INFORMATION TECHNOLOGY - 0.8%
Software - 0.8%
Compass, Inc.:
Series E (a)(d)(e)	16,661	2,632,670
Series F (d)(e)	27,147	4,187,941
		6,820,611
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,741,546)		10,219,083

Investment Companies - 1.0%
iShares Russell 2000 Growth Index ETF (b)
(Cost $7,710,488)	39,600	7,860,996

Money Market Funds - 6.7%
Fidelity Cash Central Fund 1.83% (f)	11,986,276	11,988,673
Fidelity Securities Lending Cash Central Fund 1.84% (f)(g)	42,272,821	42,277,048
TOTAL MONEY MARKET FUNDS
(Cost $54,265,721)		54,265,721
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $745,932,921)		847,986,946
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(38,894,445)
NET ASSETS - 100%		$809,092,501

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,366,282 or 1.9% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,124,254
Compass, Inc. Series F	10/22/18	$3,218,820
Convoy, Inc. Series D	10/30/19	$2,612,353
REVOLUTION Medicines, Inc. Series C	6/3/19	$786,119
StepStone Group Holdings LLC	8/19/19	$5,147,200

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$99,054
Fidelity Securities Lending Cash Central Fund	56,904
Total	$155,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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